Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
11.	Subsequent events

On
January 21, 2019,
the Company entered into a
$2,986
(
RMB20,000
) loan arrangement with a
third
party, with an annual interest rate of
15%,
and is guaranteed by the Founder, Mr. Linqing Jia. The original maturity date of the loan is
April 20, 2019,
and the Company has received
$1,493
(
RMB10,000
) by the date of these financial statements. The repayment period was extended to
October 20, 2020
pursuant to a supplementary agreement for those amount received.

On
March 28, 2019,
the Company borrowed a
three
-year term loan of
$1,493
(
RMB10,000
) from China Construction Bank, with an annual interest rate of
5.7%,
guaranteed by its shareholder, Shenzhen Sangel Capital Management Limited Company and Mulong Liu.

On
April 26, 2019,
the Company entered into a
$1,000
loan agreement with Shenzhen Sangel Zhichuang Investment Co., Ltd., with an annual interest rate of
15%,
and is guaranteed by the Founder, Mr. Linqing Jia. The Company has fully drawn down the loan of
$1,000
in
April 2019.